FEDERAL INCOME TAX STATUS	12 Months Ended
Feb. 28, 2026
National Bank Holdings Corporation Employee Stock Purchase Plan
FEDERAL INCOME TAX STATUS
FEDERAL INCOME TAX STATUS

NOTE 3. FEDERAL INCOME TAX STATUS

The Plan is intended to constitute an employee stock purchase plan within the meaning of Section 423 of the Code. Issuance of shares of common stock under this Plan is not intended to result in taxable income to participants in the Plan based on provisions of the Code. Accordingly, the Plan is designed to be exempt from income taxes. The Company believes that the Plan has been operated in accordance with the Code and therefore no provision for income taxes has been reflected in the accompanying financial statements. The Plan is not subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended.